Schedule of investments
Delaware Total Return Fund
December 31, 2020 (Unaudited)
	Principal amount	Value (US $)
Agency Mortgage-Backed Securities — 1.03%
Fannie Mae S.F. 30 yr
2.00% 11/1/50	186,749	$193,981
2.50% 9/1/50	160,963	169,801
2.50% 10/1/50	627,694	662,160
2.50% 10/1/50	204,386	219,692
3.00% 11/1/46	525,787	555,178
3.00% 3/1/50	89,335	94,321
3.00% 7/1/50	309,454	324,865
4.00% 3/1/47	474,549	511,886
4.50% 9/1/40	239,356	268,749
5.00% 7/1/47	147,820	171,649
5.50% 5/1/33	34,141	39,229
5.50% 10/1/33	56,995	66,473
5.50% 12/1/34	68,293	79,920
5.50% 9/1/35	36,873	43,116
5.50% 1/1/37	41,508	47,380
5.50% 10/1/39	80,743	94,551
6.00% 5/1/36	54,450	61,586
6.00% 6/1/37	13,911	16,507
6.00% 7/1/37	20,464	24,249
6.00% 8/1/37	18,948	22,391
6.00% 10/1/40	168,173	198,991
6.50% 11/1/33	91,365	103,764
6.50% 6/1/36	37,247	43,041
7.00% 3/1/32	164,892	188,143
7.00% 8/1/32	87,895	91,252
Freddie Mac S.F. 30 yr
2.00% 12/1/50	492,575	511,651
4.50% 10/1/40	417,625	469,050
5.50% 5/1/38	122,318	143,842
5.50% 9/1/39	93,588	109,104
5.50% 10/1/39	209,561	235,367
Total Agency Mortgage-Backed Securities (cost $5,577,116)		5,761,889

Collateralized Debt Obligations — 0.23%
Octagon Investment Partners 144A 1.358% (LIBOR03M + 1.14%) 1/20/30 #, •	1,000,000	996,696
Venture 34 CLO Series 2018-34A A 144A 1.467% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	300,000	299,376
Total Collateralized Debt Obligations (cost $1,297,384)		1,296,072

	Principal amount	Value (US $)

Convertible Bonds — 9.21%
Capital Goods — 0.49%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	282,000	$573,306
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	1,038,000	2,179,609
		2,752,915
Communications — 1.46%
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,857,000	1,774,794
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	2,157,000	2,280,167
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	1,785,000	1,810,902
Liberty Media 2.25% exercise price $33.19, maturity date 9/30/46	4,496,000	2,135,475
TechTarget 144A 0.125% exercise price $70.43, maturity date 12/15/25 #	146,000	159,118
		8,160,456
Consumer Non-Cyclical — 1.88%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	940,000	1,011,052
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,489,000	1,441,085
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	167,000	194,005
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	944,000	938,571
FTI Consulting 2.00% exercise price $101.37, maturity date 8/15/23	1,278,000	1,603,251
Integra LifeSciences Holdings 144A 0.50% exercise price $73.67, maturity date 8/15/25 #	1,502,000	1,660,336

NQ-QPV [12/20] 2/21 (1511444)    1

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	868,000	$1,133,916
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	460,000	639,296
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	2,134,000	1,857,747
		10,479,259
Energy — 1.54%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	4,457,000	3,526,694
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,924,000	2,027,135
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	3,100,000	3,042,897
		8,596,726
Real Estate Investment Trusts — 0.40%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	2,251,000	2,263,378
		2,263,378
Technology — 2.77%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	3,293,000	3,046,025
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	807,000	921,475
Ligand Pharmaceuticals 0.75% exercise price $248.48, maturity date 5/15/23	1,259,000	1,194,144
Microchip Technology 1.625% exercise price $94.63, maturity date 2/15/27	1,022,000	2,069,655
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	819,000	1,374,269
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	1,106,000	1,562,673
	Principal amount	Value (US $)

Convertible Bonds (continued)
Technology (continued)
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	2,207,000	$2,214,960
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	819,000	1,131,352
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	1,907,000	1,942,851
		15,457,404
Transportation — 0.25%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	1,290,000	1,390,590
		1,390,590
Utilities — 0.42%
NextEra Energy Partners 144A 0.357% exercise price $76.17, maturity date 11/15/25 #, ^	593,000	594,670
NRG Energy 2.75% exercise price $46.25, maturity date 6/1/48	1,531,000	1,747,330
		2,342,000
Total Convertible Bonds (cost $47,486,525)		51,442,728

Corporate Bonds — 16.46%
Banking — 1.22%
Banco Continental 144A 2.75% 12/10/25 #	200,000	199,500
Banco de Credito del Peru 144A 2.70% 1/11/25 #	302,000	315,668
Banco Nacional de Panama 144A 2.50% 8/11/30 #	205,000	205,512
Bank of America
1.898% 7/23/31 μ	85,000	85,904
1.922% 10/24/31 μ	120,000	121,623
2.676% 6/19/41 μ	105,000	109,565
2.831% 10/24/51 μ	5,000	5,216

Bank of New York Mellon 4.70% μ, ψ	20,000	22,106
Barclays 5.20% 5/12/26	200,000	233,394
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	202,250
Citizens Financial Group 5.65% μ, ψ	20,000	22,504

2    NQ-QPV [12/20] 2/21 (1511444)

(Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	200,000	$203,000
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	250,000	263,163
Deutsche Bank 2.222% 9/18/24 μ	150,000	154,401
Development Bank of Mongolia 144A 7.25% 10/23/23 #	265,000	284,501
Goldman Sachs Group 3.50% 4/1/25	185,000	205,885
JPMorgan Chase & Co.
2.522% 4/22/31 μ	45,000	48,402
3.109% 4/22/41 μ	15,000	16,792
3.109% 4/22/51 μ	20,000	22,269
4.023% 12/5/24 μ	150,000	165,301
4.60% μ, ψ	30,000	31,012
5.00% μ, ψ	70,000	73,702
Morgan Stanley
1.433% (LIBOR03M + 1.22%) 5/8/24 •	90,000	91,767
1.794% 2/13/32 μ	65,000	65,423
3.622% 4/1/31 μ	20,000	23,244
5.00% 11/24/25	165,000	197,517
5.875% μ, ψ	940,000	1,055,150

Natwest Group 8.625% μ, ψ	560,000	582,473
PNC Financial Services Group 2.60% 7/23/26	130,000	142,791
Popular 6.125% 9/14/23	935,000	1,013,208
QNB Finance 2.625% 5/12/25	200,000	211,027
Truist Bank 2.636% 9/17/29 μ	275,000	291,046
Truist Financial 4.95% μ, ψ	30,000	33,075
US Bancorp 1.45% 5/12/25	30,000	31,160
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	80,000	78,800
Wells Fargo & Co. 3.068% 4/30/41 μ	15,000	16,342
		6,824,693
Basic Industry — 1.75%
Allegheny Technologies 7.875% 8/15/23	75,000	82,271
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	215,293
	Principal amount	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Avient 144A 5.75% 5/15/25 #	204,000	$217,005
Boise Cascade 144A 4.875% 7/1/30 #	329,000	356,759
Chemours
144A 5.75% 11/15/28 #	365,000	372,984
7.00% 5/15/25	121,000	125,546

Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	657,000	717,684
CSN Inova Ventures 144A 6.75% 1/28/28 #	200,000	216,800
First Quantum Minerals
144A 7.25% 4/1/23 #	360,000	371,592
144A 7.50% 4/1/25 #	365,000	380,513
Freeport-McMoRan
4.55% 11/14/24	345,000	377,559
5.45% 3/15/43	580,000	723,179
Georgia-Pacific
144A 1.75% 9/30/25 #	20,000	20,920
144A 2.10% 4/30/27 #	145,000	153,155
144A 2.30% 4/30/30 #	35,000	37,447

Hudbay Minerals 144A 7.625% 1/15/25 #	25,000	26,016
Koppers 144A 6.00% 2/15/25 #	50,000	51,594
Minera Mexico 144A 4.50% 1/26/50 #	307,000	355,816
Newmont
2.25% 10/1/30	140,000	147,508
2.80% 10/1/29	100,000	109,311

Nutrition & Biosciences 144A 1.832% 10/15/27 #	240,000	247,406
OCP 144A 4.50% 10/22/25 #	200,000	218,350
Olin
5.00% 2/1/30	245,000	261,492
5.125% 9/15/27	785,000	822,201

PowerTeam Services 144A 9.033% 12/4/25 #	730,000	814,030
Standard Industries 144A 4.75% 1/15/28 #	350,000	368,813
Steel Dynamics 5.00% 12/15/26	890,000	949,355
Tronox 144A 6.50% 4/15/26 #	795,000	828,788
Vale Overseas 3.75% 7/8/30	193,000	214,907
		9,784,294

NQ-QPV [12/20] 2/21 (1511444)    3

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Brokerage — 0.06%
Charles Schwab
4.00% μ, ψ	15,000	$15,863
5.375% μ, ψ	25,000	27,906

Jefferies Group 4.15% 1/23/30	230,000	268,460
		312,229
Capital Goods — 0.74%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	765,000	803,870
Bombardier 144A 6.00% 10/15/22 #	425,000	418,264
Colfax 144A 6.00% 2/15/24 #	25,000	25,969
Crown Americas 4.25% 9/30/26	775,000	855,619
Otis Worldwide
2.056% 4/5/25	20,000	21,214
3.112% 2/15/40	26,000	28,332
3.362% 2/15/50	4,000	4,636

Reynolds Group Issuer 144A 4.00% 10/15/27 #	340,000	348,925
TransDigm 144A 6.25% 3/15/26 #	790,000	842,341
Vertical US Newco 144A 5.25% 7/15/27 #	760,000	807,025
		4,156,195
Communications — 1.64%
Altice Financing 144A 5.00% 1/15/28 #	200,000	205,190
Altice France 144A 7.375% 5/1/26 #	980,000	1,032,675
Altice France Holding 144A 6.00% 2/15/28 #	770,000	781,230
AT&T
3.10% 2/1/43	15,000	15,219
3.50% 6/1/41	105,000	113,369
144A 3.50% 9/15/53 #	110,000	110,006
3.65% 6/1/51	40,000	41,886

CenturyLink 144A 5.125% 12/15/26 #	725,000	766,626
Charter Communications Operating
3.70% 4/1/51	50,000	52,020
4.80% 3/1/50	70,000	83,662
5.05% 3/30/29	165,000	200,663
Comcast
3.20% 7/15/36	190,000	216,147
3.75% 4/1/40	10,000	12,049

	Principal amount	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Frontier Communications 144A 5.875% 10/15/27 #	355,000	$384,509
Level 3 Financing 144A 4.25% 7/1/28 #	670,000	689,095
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	216,250
Ooredoo International Finance 144A 5.00% 10/19/25 #	267,000	311,975
Sprint 7.125% 6/15/24	700,000	819,455
Time Warner Cable 7.30% 7/1/38	110,000	163,202
Time Warner Entertainment 8.375% 3/15/23	55,000	64,324
T-Mobile USA
144A 1.50% 2/15/26 #	15,000	15,386
144A 2.55% 2/15/31 #	15,000	15,770
144A 3.00% 2/15/41 #	25,000	25,965
144A 3.50% 4/15/25 #	20,000	22,120
144A 3.75% 4/15/27 #	20,000	22,796
144A 3.875% 4/15/30 #	75,000	86,945
6.00% 3/1/23	175,000	175,437
Verizon Communications
2.65% 11/20/40	5,000	5,057
4.00% 3/22/50	5,000	6,066
4.50% 8/10/33	245,000	308,978
ViacomCBS
4.375% 3/15/43	270,000	318,988
4.95% 1/15/31	15,000	18,807
Vodafone Group
4.25% 9/17/50	115,000	142,709
4.875% 6/19/49	130,000	173,806
Zayo Group Holdings
144A 4.00% 3/1/27 #	745,000	747,835
144A 6.125% 3/1/28 #	750,000	794,415
		9,160,632
Consumer Cyclical — 1.93%
Allison Transmission 144A 5.875% 6/1/29 #	765,000	848,282
B2W Digital 144A 4.375% 12/20/30 #	200,000	207,250
Boyd Gaming 6.00% 8/15/26	750,000	780,000
Caesars Entertainment 144A 6.25% 7/1/25 #	750,000	799,691

4    NQ-QPV [12/20] 2/21 (1511444)

(Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival 144A 7.625% 3/1/26 #	330,000	$360,150
Ford Motor 9.00% 4/22/25	345,000	424,397
Ford Motor Credit
3.375% 11/13/25	735,000	753,603
4.542% 8/1/26	770,000	822,938
General Motors
5.40% 10/2/23	15,000	16,806
6.125% 10/1/25	15,000	18,206
General Motors Financial
4.35% 4/9/25	110,000	122,920
5.20% 3/20/23	25,000	27,422
5.25% 3/1/26	165,000	194,648

Hilton Domestic Operating 144A 4.00% 5/1/31 #	100,000	105,699
Hilton Worldwide Finance 4.875% 4/1/27	965,000	1,023,189
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	448,600
L Brands
144A 6.875% 7/1/25 #	521,000	566,478
6.875% 11/1/35	105,000	118,059

Lowe's 3.00% 10/15/50	160,000	171,237
MGM Resorts International 4.75% 10/15/28	150,000	161,062
Murphy Oil USA 4.75% 9/15/29	1,143,000	1,218,512
Scientific Games International 144A 8.25% 3/15/26 #	292,000	315,157
Six Flags Entertainment 144A 4.875% 7/31/24 #	210,000	210,949
Stars Group Holdings 144A 7.00% 7/15/26 #	50,000	52,719
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	892,000	928,505
Wynn Las Vegas 144A 5.50% 3/1/25 #	50,000	52,334
		10,748,813
Consumer Non-Cyclical — 1.26%
AbbVie
2.60% 11/21/24	30,000	32,177
2.95% 11/21/26	25,000	27,676
4.05% 11/21/39	10,000	12,098
4.25% 11/21/49	30,000	37,735
	Principal amount	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	145,000	$163,923
4.50% 6/1/50	130,000	163,864

Auna 144A 6.50% 11/20/25 #	200,000	212,580
BAT Capital 2.259% 3/25/28	40,000	41,558
BAT International Finance 1.668% 3/25/26	55,000	56,327
Bristol-Myers Squibb 2.35% 11/13/40	245,000	252,153
Bunge Finance 1.63% 8/17/25	240,000	248,154
CVS Health
1.875% 2/28/31	5,000	5,063
3.25% 8/15/29	280,000	316,246
3.75% 4/1/30	15,000	17,468
4.30% 3/25/28	6,000	7,146

Gilead Sciences 4.15% 3/1/47	30,000	36,648
JBS USA LUX 144A 6.50% 4/15/29 #	1,077,000	1,256,428
Kraft Heinz Foods 5.20% 7/15/45	710,000	844,261
Pilgrim's Pride 144A 5.875% 9/30/27 #	875,000	950,128
Post Holdings
144A 5.50% 12/15/29 #	1,188,000	1,297,920
144A 5.75% 3/1/27 #	175,000	185,609

Primo Water Holdings 144A 5.50% 4/1/25 #	466,000	481,728
Regeneron Pharmaceuticals 1.75% 9/15/30	15,000	14,789
Royalty Pharma
144A 1.20% 9/2/25 #	20,000	20,324
144A 1.75% 9/2/27 #	190,000	195,660
Viatris
144A 1.65% 6/22/25 #	5,000	5,172
144A 2.30% 6/22/27 #	5,000	5,329
144A 2.70% 6/22/30 #	115,000	122,063
144A 4.00% 6/22/50 #	10,000	11,457
		7,021,684

NQ-QPV [12/20] 2/21 (1511444)    5

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Energy — 1.98%
Apache
4.75% 4/15/43	217,000	$225,407
4.875% 11/15/27	165,000	175,148

Cheniere Corpus Christi Holdings 7.00% 6/30/24	235,000	274,579
CNX Resources
144A 6.00% 1/15/29 #	350,000	359,226
144A 7.25% 3/14/27 #	165,000	176,760
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	390,000	386,831
6.25% 4/1/23	80,000	80,350

DCP Midstream Operating 5.125% 5/15/29	330,000	366,567
Energy Transfer Operating
5.25% 4/15/29	165,000	192,690
6.25% 4/15/49	55,000	66,528

Enterprise Products Operating 3.20% 2/15/52	255,000	260,047
EQM Midstream Partners 144A 6.50% 7/1/27 #	715,000	806,127
Equinor 1.75% 1/22/26	15,000	15,761
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	200,000	203,503
Genesis Energy 6.50% 10/1/25	50,000	48,719
Grupo Energia Bogota 144A 4.875% 5/15/30 #	375,000	442,031
Israel Electric 144A 4.25% 8/14/28 #	498,000	576,435
KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	667,269
Lukoil Securities 144A 3.875% 5/6/30 #	265,000	287,029
Marathon Oil 4.40% 7/15/27	285,000	316,874
MPLX
1.75% 3/1/26	15,000	15,531
2.65% 8/15/30	15,000	15,738
4.00% 3/15/28	35,000	40,277
4.70% 4/15/48	20,000	23,757
4.80% 2/15/29	150,000	181,318
5.50% 2/15/49	70,000	92,181

Murphy Oil 5.875% 12/1/27	545,000	537,337
NuStar Logistics 5.625% 4/28/27	405,000	432,263
	Principal amount	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Occidental Petroleum 3.50% 8/15/29	900,000	$825,093
Oleoducto Central 144A 4.00% 7/14/27 #	200,000	217,302
PDC Energy 5.75% 5/15/26	230,000	237,906
Petrobras Global Finance 6.75% 6/3/50	337,000	419,144
Pioneer Natural Resources 1.90% 8/15/30	255,000	252,784
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	209,223
Sabine Pass Liquefaction
5.625% 3/1/25	40,000	46,670
5.75% 5/15/24	175,000	200,135

Saudi Arabian Oil 144A 1.625% 11/24/25 #	205,000	210,168
Southwestern Energy 7.75% 10/1/27	329,000	355,838
Targa Resources Partners 5.375% 2/1/27	310,000	326,332
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	208,459
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	235,000	251,658
		11,026,995
Financials — 0.37%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	425,000	434,562
AerCap Ireland Capital DAC 4.45% 4/3/26	195,000	219,007
Air Lease
2.875% 1/15/26	195,000	206,481
3.00% 2/1/30	45,000	46,245
3.375% 7/1/25	15,000	16,144

Ally Financial 8.00% 11/1/31	50,000	73,501
Avolon Holdings Funding
144A 3.25% 2/15/27 #	10,000	10,227
144A 3.95% 7/1/24 #	75,000	79,264

Banco del Estado de Chile 144A 2.704% 1/9/25 #	280,000	296,278
Bank of Georgia 144A 6.00% 7/26/23 #	255,000	270,938
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	419,000	431,570
		2,084,217

6    NQ-QPV [12/20] 2/21 (1511444)

(Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Healthcare — 1.01%
Bausch Health 144A 5.50% 11/1/25 #	675,000	$700,171
Centene
3.375% 2/15/30	530,000	558,437
4.625% 12/15/29	360,000	400,142
144A 5.375% 8/15/26 #	830,000	878,762
CHS
144A 5.625% 3/15/27 #	225,000	242,212
144A 6.625% 2/15/25 #	305,000	321,578

Hadrian Merger Sub 144A 8.50% 5/1/26 #	410,000	424,785
HCA
5.375% 2/1/25	595,000	669,979
5.875% 2/1/29	350,000	422,347

Hill-Rom Holdings 144A 4.375% 9/15/27 #	400,000	423,578
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	160,000	169,100
Tenet Healthcare 144A 6.125% 10/1/28 #	420,000	439,123
		5,650,214
Insurance — 0.29%
Brighthouse Financial 5.625% 5/15/30	15,000	18,542
GTCR AP Finance 144A 8.00% 5/15/27 #	16,000	17,415
HUB International 144A 7.00% 5/1/26 #	725,000	758,927
USI 144A 6.875% 5/1/25 #	825,000	848,195
		1,643,079
Media — 1.36%
AMC Networks
4.75% 8/1/25	929,000	960,777
5.00% 4/1/24	100,000	101,750
CCO Holdings
144A 4.50% 5/1/32 #	90,000	96,207
144A 5.375% 6/1/29 #	475,000	521,260
144A 5.875% 5/1/27 #	975,000	1,013,756

CSC Holdings 144A 3.375% 2/15/31 #	700,000	687,750
Gray Television
144A 4.75% 10/15/30 #	175,000	177,953
144A 7.00% 5/15/27 #	600,000	657,750

Lamar Media 5.75% 2/1/26	840,000	867,741
	Principal amount	Value (US $)

Corporate Bonds (continued)
Media (continued)

Netflix 5.875% 11/15/28	700,000	$840,375
Sinclair Television Group 144A 5.125% 2/15/27 #	565,000	575,947
Sirius XM Radio 144A 5.50% 7/1/29 #	620,000	683,356
Terrier Media Buyer 144A 8.875% 12/15/27 #	370,000	408,619
		7,593,241
Real Estate Investment Trusts — 0.35%
American Tower 1.875% 10/15/30	245,000	247,316
Crown Castle International 5.25% 1/15/23	150,000	164,177
CubeSmart 3.00% 2/15/30	225,000	246,290
Global Net Lease 144A 3.75% 12/15/27 #	395,000	407,995
Iron Mountain 144A 5.25% 3/15/28 #	530,000	560,297
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	235,000	240,728
5.75% 2/1/27	50,000	56,172
		1,922,975
Services — 0.69%
Ashtead Capital 144A 4.00% 5/1/28 #	1,120,000	1,192,397
GFL Environmental 144A 3.75% 8/1/25 #	143,000	146,128
H&E Equipment Services 144A 3.875% 12/15/28 #	200,000	201,756
Prime Security Services Borrower 144A 5.75% 4/15/26 #	968,000	1,061,170
Service Corp. International 4.625% 12/15/27	499,000	532,370
United Rentals North America 5.25% 1/15/30	305,000	339,122
Univar Solutions USA 144A 5.125% 12/1/27 #	320,000	338,541
Verscend Escrow 144A 9.75% 8/15/26 #	50,000	54,281
		3,865,765
Technology — 0.43%
Broadcom 3.15% 11/15/25	15,000	16,385

NQ-QPV [12/20] 2/21 (1511444)    7

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Technology (continued)
CommScope Technologies 144A 5.00% 3/15/27 #	340,000	$337,238
Global Payments 2.65% 2/15/25	147,000	157,481
NXP 144A 4.875% 3/1/24 #	120,000	135,390
Oracle 2.95% 4/1/30	30,000	33,553
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	505,000	525,831
SS&C Technologies 144A 5.50% 9/30/27 #	1,100,000	1,176,197
VeriSign 4.75% 7/15/27	25,000	26,868
Xilinx 2.375% 6/1/30	15,000	15,764
		2,424,707
Transportation — 0.43%
DAE Funding 144A 5.75% 11/15/23 #	466,000	479,397
Delta Air Lines
144A 7.00% 5/1/25 #	725,000	837,532
7.375% 1/15/26	196,000	224,034

Mileage Plus Holdings 144A 6.50% 6/20/27 #	375,000	403,828
Rutas 2 and 7 Finance 144A 3.241% 9/30/36 #, ^	302,000	228,010
Southwest Airlines
5.125% 6/15/27	40,000	47,619
5.25% 5/4/25	80,000	92,707

VistaJet Malta Finance 144A 10.50% 6/1/24 #	75,000	77,063
		2,390,190
Utilities — 0.95%
AEP Texas 3.45% 1/15/50	10,000	11,251
Appalachian Power 3.70% 5/1/50	10,000	12,050
Calpine
144A 4.50% 2/15/28 #	135,000	140,602
144A 5.00% 2/1/31 #	380,000	397,670
144A 5.25% 6/1/26 #	245,000	253,820

Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	207,752
Duke Energy 4.875% μ, ψ	125,000	135,666
Entergy Mississippi 2.85% 6/1/28	90,000	99,460
Entergy Texas 3.55% 9/30/49	185,000	214,014
Evergy Kansas Central 3.45% 4/15/50	35,000	41,329
	Principal amount	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	$294,198
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	749,000	788,520
Pacific Gas and Electric
2.10% 8/1/27	10,000	10,163
2.50% 2/1/31	15,000	15,038
3.30% 8/1/40	5,000	4,996

PG&E 5.25% 7/1/30	755,000	831,444
Sempra Energy 4.875% μ, ψ	20,000	21,425
Southern California Edison
4.00% 4/1/47	35,000	41,113
4.20% 3/1/29	150,000	177,603
4.875% 3/1/49	90,000	118,874

Southwestern Electric Power 4.10% 9/15/28	165,000	194,070
UEP Penonome II 144A 6.50% 10/1/38 #	200,000	208,854
Vistra Operations
144A 5.00% 7/31/27 #	780,000	827,580
144A 5.50% 9/1/26 #	240,000	250,428
		5,297,920
Total Corporate Bonds (cost $88,393,083)		91,907,843

Non-Agency Commercial Mortgage-Backed Securities — 0.58%
BANK Series 2019-BN21 A5 2.851% 10/17/52	100,000	110,652
Benchmark Mortgage Trust Series 2020-B20 A5 2.034% 10/15/53	400,000	416,204
Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	384,957
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	398,871
Series 2017-GS6 A3 3.433% 5/10/50	350,000	394,495

8    NQ-QPV [12/20] 2/21 (1511444)

(Unaudited)
		Principal amount	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48		350,000	$392,732
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50		350,000	395,657
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49		350,000	387,439
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49		350,000	378,401
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,127,166)			3,259,408

Sovereign Bonds — 2.07%
Czechia — 0.08%
Czech Republic Government Bond
0.45% 10/25/23	CZK	9,220,000	430,968
			430,968
Dominican Republic — 0.18%
Dominican Republic International Bond
144A 4.50% 1/30/30 #		913,000	994,029
			994,029
Egypt — 0.08%
Egypt Government International Bond
144A 5.75% 5/29/24 #		425,000	456,017
			456,017
Gabon — 0.04%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	207,011
			207,011
		Principal amount	Value (US $)

Sovereign Bonds (continued)
Georgia — 0.05%
Georgia Government International Bond
6.875% 4/12/21		299,000	$304,143
			304,143
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	229,500
			229,500
Indonesia — 0.04%
Indonesia Government International Bond
144A 4.125% 1/15/25 #		200,000	224,137
			224,137
Israel — 0.06%
Israel Government International Bond
2.75% 7/3/30		300,000	331,319
			331,319
Ivory Coast — 0.03%
Ivory Coast Government International Bond
144A 6.875% 10/17/40 #	EUR	100,000	139,337
			139,337
Kenya — 0.08%
Kenya Government International Bond
144A 6.875% 6/24/24 #		406,000	445,792
			445,792
Malaysia — 0.05%
Malaysia Government Bond
3.955% 9/15/25	MYR	1,101,000	296,030
			296,030
Mexico — 0.08%
Mexico Government International Bond
2.659% 5/24/31		409,000	419,654
			419,654
Mongolia — 0.05%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		269,000	284,468
			284,468

NQ-QPV [12/20] 2/21 (1511444)    9

Schedule of investments
Delaware Total Return Fund (Unaudited)
		Principal amount	Value (US $)

Sovereign Bonds (continued)
Morocco — 0.11%
Morocco Government International Bond
144A 1.375% 3/30/26 #	EUR	270,000	$333,144
144A 2.375% 12/15/27 #		300,000	301,650
			634,794
North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	137,127
			137,127
Panama — 0.09%
Panama Government International Bond
2.252% 9/29/32		292,000	301,855
144A 3.75% 4/17/26 #		201,000	220,369
			522,224
Paraguay — 0.21%
Paraguay Government International Bond
144A 4.625% 1/25/23 #		257,000	276,918
144A 4.95% 4/28/31 #		742,000	900,602
			1,177,520
Peru — 0.09%
Peruvian Government International Bond
2.392% 1/23/26		300,000	320,553
144A 5.35% 8/12/40 #	PEN	709,000	203,974
			524,527
Poland — 0.04%
Republic of Poland Government Bond
4.00% 10/25/23	PLN	674,000	200,062
			200,062
Republic of Vietnam — 0.05%
Vietnam Government International Bond
144A 4.80% 11/19/24 #		241,000	271,132
			271,132
Romania — 0.15%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	100,000	130,521
144A 3.00% 2/14/31 #		650,000	698,981
			829,502
		Principal amount	Value (US $)

Sovereign Bonds (continued)
Senegal — 0.04%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	$225,091
			225,091
Serbia — 0.10%
Serbia International Bond
144A 2.125% 12/1/30 #		200,000	198,220
144A 3.125% 5/15/27 #	EUR	250,000	343,956
			542,176
Turkey — 0.04%
Turkey Government International Bond
6.375% 10/14/25		200,000	216,563
			216,563
Ukraine — 0.10%
Ukraine Government International Bond
144A 7.75% 9/1/21 #		561,000	582,260
			582,260
Uruguay — 0.09%
Uruguay Government International Bond
4.375% 1/23/31		345,000	424,028
4.50% 8/14/24		69,000	76,410
			500,438
Uzbekistan — 0.07%
Republic of Uzbekistan Bond
144A 4.75% 2/20/24 #		374,000	407,140
			407,140
Total Sovereign Bonds (cost $10,865,864)			11,532,961

Supranational Banks — 0.13%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		306,000	332,154
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		400,000	420,520
Total Supranational Banks (cost $705,951)			752,674

US Treasury Obligations — 1.47%
US Treasury Bonds
1.375% 8/15/50		200,000	186,938
4.375% 2/15/38		460,000	683,208

10    NQ-QPV [12/20] 2/21 (1511444)

(Unaudited)
	Principal amount	Value (US $)

US Treasury Obligations (continued)

US Treasury Floating Rate Notes 0.244% (USBMMY3M + 0.154%) 1/31/22 •	620,000	$620,679
US Treasury Inflation Indexed Notes 0.125% 7/15/30	868,329	974,532
US Treasury Notes
0.375% 11/30/25	3,295,000	3,299,119
0.625% 8/15/30	1,175,000	1,145,074
0.875% 11/15/30	1,025,000	1,021,156

US Treasury Strip Principal 2.26% 5/15/44 ^	365,000	251,620
Total US Treasury Obligations (cost $8,147,734)		8,182,326
	Number of shares
Common Stock — 54.04%
Communication Services — 5.57%
Alphabet Class A †	90	157,738
Alphabet Class C †	90	157,669
AT&T	211,940	6,095,394
Comcast Class A	120,467	6,312,471
Facebook Class A †	1,050	286,818
KDDI	54,600	1,618,904
Orange	104,310	1,240,407
Publicis Groupe	42,530	2,117,758
Verizon Communications	111,860	6,571,775
Walt Disney †	36,113	6,542,953
		31,101,887
Consumer Discretionary — 4.08%
adidas AG †	4,430	1,611,656
Amazon.com †	345	1,123,641
Best Buy	3,230	322,322
Buckle	10,310	301,052
Dollar Tree †	56,700	6,125,868
eBay	6,600	331,650
Hennes & Mauritz Class B	46,640	979,070
Home Depot	2,240	594,989
Lowe's	41,440	6,651,534
MercadoLibre †	45	75,385
Newell Brands	13,780	292,549
Next	8,530	826,566
Sodexo	15,000	1,268,439
Swatch Group	6,040	1,641,933
Tractor Supply	2,450	344,421
Whirlpool	1,710	308,638
		22,799,713
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services — 0.03%
ViacomCBS Class B	3,880	$144,569
		144,569
Consumer Staples — 6.37%
Altria Group	8,600	352,600
Archer-Daniels-Midland	126,200	6,361,742
Asahi Group Holdings	27,700	1,140,748
Clorox	1,640	331,149
Colgate-Palmolive	4,550	389,071
Conagra Brands	168,600	6,113,436
Danone	35,765	2,348,899
Diageo	56,540	2,225,225
Essity Class B	25,650	826,422
Kao	8,600	664,403
Kellogg	4,600	286,258
Kimberly-Clark	2,410	324,940
Kirin Holdings	23,100	545,460
Koninklijke Ahold Delhaize	61,360	1,732,336
Kroger	5,370	170,551
Lawson	15,600	725,962
Mondelez International Class A	108,100	6,320,607
Nestle	20,850	2,464,706
Philip Morris International	4,970	411,466
Seven & i Holdings	52,600	1,862,597
		35,598,578
Energy — 1.15%
ConocoPhillips	145,668	5,825,263
Kinder Morgan	19,360	264,651
Williams	15,360	307,968
		6,397,882
Financials — 5.23%
AGNC Investment	19,750	308,100
Allstate	59,300	6,518,849
American International Group	162,800	6,163,608
Ameriprise Financial	1,830	355,624
Artisan Partners Asset Management Class A	5,910	297,509
BlackRock	600	432,924
Comerica	1,920	107,251
Discover Financial Services	69,300	6,273,729
Huntington Bancshares	26,940	340,252
Invesco	17,740	309,208
MetLife	7,650	359,168
Morgan Stanley	3,920	268,638
Principal Financial Group	6,730	333,875
Prudential Financial	4,430	345,850
S&P Global	1,070	351,741

NQ-QPV [12/20] 2/21 (1511444)    11

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Truist Financial	134,500	$6,446,585
		29,212,911
Healthcare — 8.79%
AbbVie	4,420	473,603
AmerisourceBergen	3,230	315,765
Amgen	1,710	393,163
Cardinal Health	114,400	6,127,264
Cigna	30,000	6,245,400
CVS Health	87,700	5,989,910
Eli Lilly and Co.	1,480	249,883
Fresenius Medical Care AG & Co.	26,755	2,231,030
Humana	850	348,729
Johnson & Johnson	45,270	7,124,593
Merck & Co.	81,980	6,705,964
Molina Healthcare †	1,540	327,527
Novo Nordisk Class B	33,685	2,349,838
Pfizer	12,640	465,278
Roche Holding	7,570	2,636,620
UnitedHealth Group	1,670	585,636
Viatris †	347,688	6,515,673
		49,085,876
Industrials — 5.46%
Caterpillar	34,306	6,244,378
G4S †	661,290	2,295,149
Honeywell International	28,884	6,143,627
Lockheed Martin	1,040	369,179
Northrop Grumman	20,700	6,307,704
Raytheon Technologies	86,632	6,195,054
Secom	6,400	590,411
Securitas Class B	118,760	1,916,028
United Parcel Service Class B	2,410	405,844
		30,467,374
Information Technology — 8.37%
Adobe †	1,030	515,124
Apple	13,770	1,827,141
Broadcom	15,540	6,804,189
Cisco Systems	146,060	6,536,185
Cognizant Technology Solutions Class A	76,445	6,264,668
HP	15,690	385,817
Intel	122,700	6,112,914
International Business Machines	3,330	419,180
Lam Research	800	377,816
Maxim Integrated Products	4,110	364,352
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Microsoft	7,910	$1,759,342
Motorola Solutions	36,706	6,242,222
NetApp	5,780	382,867
NVIDIA	1,140	595,308
Oracle	95,400	6,171,426
Paychex	3,480	324,266
QUALCOMM	2,990	455,497
SAP	6,840	885,909
Western Union	13,800	302,772
		46,726,995
Materials — 1.69%
Air Liquide	15,645	2,565,882
Dow	6,870	381,285
DuPont de Nemours	91,000	6,471,010
		9,418,177
Real Estate — 0.02%
eXp World Holdings †	2,130	134,446
		134,446
REIT Diversified — 0.15%
Colony Capital	85,976	413,545
Lexington Realty Trust	40,596	431,129
		844,674
REIT Healthcare — 0.58%
CareTrust REIT	10,200	226,236
Healthpeak Properties	6,102	184,463
Medical Properties Trust	48,212	1,050,540
National Health Investors	2,977	205,919
Omega Healthcare Investors	8,510	309,083
Ventas	6,628	325,037
Welltower	14,367	928,396
		3,229,674
REIT Hotel — 0.35%
Gaming and Leisure Properties	12,915	547,579
Host Hotels & Resorts	20,142	294,677
MGM Growth Properties Class A	7,876	246,519
VICI Properties	34,431	877,991
		1,966,766
REIT Industrial — 0.68%
Americold Realty Trust	15,885	592,987
Duke Realty	16,276	650,552
Prologis	23,943	2,386,159
Terreno Realty	3,190	186,647
		3,816,345

12    NQ-QPV [12/20] 2/21 (1511444)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Information Technology — 0.71%
CyrusOne	3,164	$231,447
Digital Realty Trust	8,814	1,229,641
Equinix	3,032	2,165,394
QTS Realty Trust Class A	5,499	340,278
		3,966,760
REIT Mall — 0.21%
Simon Property Group	14,003	1,194,176
		1,194,176
REIT Manufactured Housing — 0.18%
Equity LifeStyle Properties	6,121	387,827
Sun Communities	3,879	589,414
		977,241
REIT Multifamily — 1.65%
Apartment Income REIT †	4,259	163,588
AvalonBay Communities	3,937	631,613
Camden Property Trust	2,578	257,594
Equity Residential	111,332	6,599,761
Essex Property Trust	351	83,334
Invitation Homes	27,736	823,759
NexPoint Residential Trust	4,186	177,110
UDR	11,811	453,897
		9,190,656
REIT Office — 0.57%
Alexandria Real Estate Equities	5,197	926,209
Boston Properties	7,771	734,593
Cousins Properties	13,321	446,254
Highwoods Properties	11,592	459,391
Piedmont Office Realty Trust Class A	9,988	162,105
Postal Realty Trust Class A	9,969	168,277
SL Green Realty	4,697	279,847
		3,176,676
REIT Self-Storage — 0.48%
CubeSmart	3,903	131,180
Extra Space Storage	6,626	767,688
Iron Mountain	11,510	339,315
Life Storage	2,603	310,772
National Storage Affiliates Trust	7,490	269,865
Public Storage	3,615	834,812
		2,653,632
REIT Shopping Center — 0.23%
Kimco Realty	11,899	178,604
Regency Centers	7,948	362,349
Retail Opportunity Investments	13,766	184,327
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center (continued)
Urban Edge Properties	17,343	$224,418
Weingarten Realty Investors	14,692	318,376
		1,268,074
REIT Single Tenant — 0.26%
National Retail Properties	8,480	347,002
Realty Income	14,267	886,979
Spirit Realty Capital	5,543	222,662
		1,456,643
REIT Specialty — 0.07%
Outfront Media	13,556	265,155
Safehold	2,092	151,649
		416,804
Utilities — 1.16%
Edison International	97,900	6,150,078
PPL	12,100	341,220
		6,491,298
Total Common Stock (cost $275,019,841)		301,737,827

Convertible Preferred Stock — 3.14%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	1,457	2,935,909
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	21,373	1,068,249
Assurant 6.50% exercise price $106.55, maturity date 3/15/21	11,337	1,472,109
Bank of America 7.25% exercise price $50.00 ψ	826	1,254,347
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	55,197	2,856,997
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	38,358	1,873,405
Essential Utilities 6.00% exercise price $42.29, maturity date 4/30/22	28,600	1,773,772
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ψ	3,098	3,229,665

NQ-QPV [12/20] 2/21 (1511444)    13

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
QTS Realty Trust 6.50% exercise price $46.77 ψ	7,700	$1,092,630
Total Convertible Preferred Stock (cost $15,061,639)		17,557,083

Preferred Stock — 0.15%
Bank of America 6.50% μ	735,000	841,575
Total Preferred Stock (cost $830,601)		841,575

Exchange-Traded Funds — 8.94%
iShares MSCI EAFE ETF	1,390	101,414
iShares MSCI EAFE Growth ETF	24,700	2,492,477
iShares Russell 1000 Growth ETF	97,140	23,424,340
Vanguard FTSE Developed Markets ETF	9,360	441,886
Vanguard Mega Cap Growth ETF	115,270	23,486,262
Total Exchange-Traded Funds (cost $40,368,717)		49,946,379
	Principal amount
Limited Liability Corporation — 1.20%
Sc Hixson Pp 0.000% 1/7/20 =, †, π	7,200,000	6,680,880
Total Limited Liability Corporation (cost $7,110,000)		6,680,880
	Number of shares
Short-Term Investments — 1.06%
Money Market Mutual Funds — 1.06%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	1,480,122	1,480,122
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,480,122	1,480,122
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,480,122	1,480,122
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,480,122	$1,480,122
Total Short-Term Investments (cost $5,920,488)		5,920,488

Total Value of Securities—99.71% (cost $509,912,109)		556,820,133
Receivables and Other Assets Net of Liabilities—0.29%		1,592,983
Net Assets Applicable to 35,279,273 Shares Outstanding—100.00%		$558,413,116
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $77,208,344, which represents 13.83% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

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(Unaudited)
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2020, the aggregate value of restricted securities was $6,680,880 which represented percentage of 1.20% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/20	$7,110,000	$6,680,880
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(11,528)	USD	13,046	1/4/21	$22	$—
BNYM	EUR	(21,678)	USD	26,564	1/5/21	77	—
BNYM	GBP	(7,858)	USD	10,676	1/4/21	—	(71)
BNYM	GBP	(10,601)	USD	14,465	1/5/21	—	(33)
BNYM	JPY	(3,632,250)	USD	35,052	1/4/21	—	(127)
BNYM	SEK	1,607,078	USD	(196,121)	1/4/21	—	(780)
BNYM	SEK	(116,486)	USD	14,231	1/5/21	73	—
JPMCB	CNY	3,588,745	USD	(544,000)	1/22/21	5,886	—
JPMCB	EGP	4,266,340	USD	(269,000)	1/28/21	—	(106)
JPMCB	EUR	(268,000)	USD	316,330	1/15/21	—	(11,199)
JPMCB	EUR	(1,055,834)	USD	1,243,225	1/22/21	—	(47,353)
JPMCB	KZT	86,343,000	USD	(197,490)	1/15/21	7,230	—
Total Foreign Currency Exchange Contracts						$13,288	$(59,669)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1	US Treasury 10 yr Ultra Notes	$156,359	$156,854	3/22/21	$(495)	$219
(28)	US Treasury 10 yr Notes	(3,866,187)	(3,861,618)	3/22/21	(4,569)	(3,063)
Total Futures Contracts			$(3,704,764)		$(5,064)	$(2,844)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Republic of Turkey 12/20/25- Quarterly	200,000	1.000%	$18,462	$33,942	$—	$(15,481)	$—
NQ-QPV [12/20] 2/21 (1511444)    15

Schedule of investments
Delaware Total Return Fund (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection Purchased/Moody’s Ratings (continued):
			$18,462	$33,942	$—	$(15,481)	$—
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(61).
The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BB – Barclays Bank
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
CHF – Swiss Franc
CNY – China Yuan Renminbi
CZK – Czech Koruna
EGP – Egypt Pound
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MYR – Malaysia Ringgit
PEN – Peruvian Sol
PLN – Polish Zloty
SEK – Swedish Krona
USD – US Dollar

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